UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6444

Smith Barney Investment Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
         (800) 451-2010

Date of fiscal year end:  November 30
Date of reporting period: May 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                  SMITH BARNEY
                               CLASSIC VALUES FUND
--------------------------------------------------------------------------------

                       SEMI-ANNUAL REPORT | MAY 31, 2003

                              [LOGO] Smith Barney
                                     Mutual Funds

                              Your Serious Money. Professionally Managed.(R)

     Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

--------------------------------------------------------------------------------
            NOT FDIC INSURED o NOT BANK GUARANTEED O MAY LOSE VALUE
--------------------------------------------------------------------------------

[PHOTO OMITTED]

ROBERT A. OLSTEIN
PORTFOLIO MANAGER

--------------------------------------------------------------------------------
ROBERT A. OLSTEIN
--------------------------------------------------------------------------------

Robert A. Olsen has more than 35 years of securities business experience.

Education: BA from Michigan State University in Accounting and an MBA from
           Michigan State University.

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks long-term capital appreciation as its primary objective. Current income is a secondary objective.

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

FUND INCEPTION
--------------------------------------------------------------------------------
April 14, 2003

MANAGER INVESTMENT
INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
35 years

--------------------------------------------------------------------------------
Semi-Annual Report o May 31, 2003

SMITH BARNEY
CLASSIC VALUES FUND

--------------------------------------------------------------------------------

What's Inside

Letter From the Chairman ..................................................    1

Schedule of Investments ...................................................    2

Securities Sold Short .....................................................    5

Statement of Assets and Liabilities .......................................    6

Statement of Operations ...................................................    7

Statement of Changes in Net Assets ........................................    8

Notes to Financial Statements .............................................    9

Financial Highlights ......................................................   12

[LOGO] Smith Barney
       Mutual Funds

       Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

--------------------------------------------------------------------------------
  Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
--------------------------------------------------------------------------------

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY
GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

We would like to take this opportunity to welcome our new shareholders in the Smith Barney Classic Values Fund ("Fund"). Because the Fund is new, and because this is the first report issued to shareholders, we thought it might be informative to reiterate some of the Fund's management, investment objectives and strategies.

The Fund's investment manager is Smith Barney Fund Management LLC and its sub-adviser is Olstein & Associates, L.P. The Fund's sub-adviser selects the Fund's portfolio investments and supervises its portfolio transactions. Robert
A. Olstein, the Chairman and Chief Executive Officer of the sub-adviser, is responsible for the day-to-day management of the Fund's portfolio.

The Fund seeks long-term capital appreciation as its primary objective, and current income is a secondary objective. It typically invests in U.S. equity securities of companies that its sub-adviser believes are undervalued. However, shareholders should be aware that if the sub-adviser determines that suitable equity securities are not available, the Fund may invest all or a portion of its assets in short-term fixed income or money market securities in order to pursue the Fund's secondary objective of income. Additional information about the Fund's investment objective and strategies, its portfolio security selection process, and the principal risks of investing in the Fund are contained in the Fund's prospectus.

I invite you to read this and all future reports in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. Thank you for entrusting your assets to us. We look forward to assisting you in meeting your financial goals.

Sincerely,


/s/ R. Jay Gerken, CFA


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

June 25, 2003


 1  Smith Barney Classic Values Fund | 2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited)                                 May 31, 2003
================================================================================

   SHARES                             SECURITY                                   VALUE
=========================================================================================
COMMON STOCK -- 88.5%

Aerospace and Defense -- 1.1%
      11,000       General Dynamics Corp.                                     $   735,020
-----------------------------------------------------------------------------------------
Automobiles -- 0.1%
       2,900       Coachmen Industries, Inc.                                       32,915
-----------------------------------------------------------------------------------------
Banks -- 3.7%
       7,000       Bank of America Corp.                                          519,400
      20,000       Comerica Inc.                                                  925,400
      37,700       KeyCorp                                                        995,280
-----------------------------------------------------------------------------------------
                                                                                2,440,080
-----------------------------------------------------------------------------------------
Building Products -- 0.9%
      28,000       Crane Co.                                                      584,640
-----------------------------------------------------------------------------------------
Chemicals -- 1.7%
      39,000       Cambrex Corp.                                                  826,800
       9,500       Cytec Industries Inc.+                                         314,450
-----------------------------------------------------------------------------------------
                                                                                1,141,250
-----------------------------------------------------------------------------------------
Commercial Services and Supplies -- 2.1%
      21,500       Automatic Data Processing, Inc.                                750,350
      26,000       John H. Harland Co.                                            633,620
-----------------------------------------------------------------------------------------
                                                                                1,383,970
-----------------------------------------------------------------------------------------
Communications Equipment -- 3.6%
     140,200       Adaptec, Inc.+                                               1,121,600
       2,600       Allen Telecom Inc.+                                             45,890
      28,400       Andrew Corp.+                                                  282,296
      86,500       CommScope, Inc.+                                               879,705
-----------------------------------------------------------------------------------------
                                                                                2,329,491
-----------------------------------------------------------------------------------------
Computers and Peripherals -- 1.5%
      41,300       Hewlett-Packard Co.                                            805,350
      16,200       Synaptics Inc.+                                                188,406
-----------------------------------------------------------------------------------------
                                                                                  993,756
-----------------------------------------------------------------------------------------
Construction and Engineering -- 0.5%
      15,500       Chicago Bridge & Iron Co. N.V.                                 307,675
-----------------------------------------------------------------------------------------
Containers and Packaging -- 2.0%
      14,000       Bemis Co., Inc.                                                640,920
      28,100       Sonoco Products Co.                                            631,407
-----------------------------------------------------------------------------------------
                                                                                1,272,327
-----------------------------------------------------------------------------------------
Diversified Financials -- 7.2%
      13,600       The Goldman Sachs Group, Inc.                                1,108,400
      28,500       Merrill Lynch & Co., Inc.                                    1,234,050
      21,500       Morgan Stanley                                                 983,625
      20,500       Neuberger Berman Inc.                                          682,240
      19,000       T. Rowe Price Group Inc.                                       697,680
-----------------------------------------------------------------------------------------
                                                                                4,705,995
-----------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


 2  Smith Barney Classic Values Fund | 2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                     May 31, 2003
================================================================================

   SHARES                             SECURITY                                   VALUE
=========================================================================================
Electrical Equipment -- 1.9%
      52,500       American Power Conversion Corp.+                           $   814,275
       7,500       Emerson Electric Co.                                           392,250
       1,300       Woodward Governor Co.                                           49,997
-----------------------------------------------------------------------------------------
                                                                                1,256,522
-----------------------------------------------------------------------------------------
Electronic Equipment and Instruments -- 3.5%
      20,000       Agilent Technologies, Inc.+                                    362,600
      61,500       AVX Corp.                                                      741,075
      13,700       Newport Corp.+                                                 219,063
      19,000       PerkinElmer, Inc.                                              243,010
      40,300       Technitrol, Inc.+                                              695,981
-----------------------------------------------------------------------------------------
                                                                                2,261,729
-----------------------------------------------------------------------------------------
Energy Equipment and Services -- 1.2%
      11,300       Newpark Resources, Inc.+                                        66,331
      21,700       Tidewater Inc.                                                 716,534
-----------------------------------------------------------------------------------------
                                                                                  782,865
-----------------------------------------------------------------------------------------
Food and Drug Retailing -- 4.5%
     108,100       Safeway Inc.+                                                2,036,604
      63,300       Winn-Dixie Stores, Inc.                                        895,062
-----------------------------------------------------------------------------------------
                                                                                2,931,666
-----------------------------------------------------------------------------------------
Healthcare Equipment and Supplies -- 0.9%
       8,000       C. R. Bard, Inc.                                               561,200
-----------------------------------------------------------------------------------------
Healthcare Providers and Services -- 1.2%
      24,300       Laboratory Corp. of America Holdings+                          781,245
-----------------------------------------------------------------------------------------
Hotels, Restaurants and Leisure -- 8.3%
      61,500       Boyd Gaming Corp.+                                             929,880
      69,800       McDonald's Corp.                                             1,307,354
      27,000       MGM MIRAGE+                                                    762,750
     128,400       Park Place Entertainment Corp.+                                978,408
      42,100       Scientific Games Corp., Class A Shares+                        326,275
      13,500       Wendy's International, Inc.                                    406,485
      49,100       WMS Industries Inc.+                                           726,680
-----------------------------------------------------------------------------------------
                                                                                5,437,832
-----------------------------------------------------------------------------------------
Household Durables -- 4.7%
      30,000       Furniture Brands International, Inc.+                          788,400
      14,000       La-Z-Boy Inc.                                                  306,740
      21,900       Stanley Furniture Co., Inc.                                    570,495
      38,700       Universal Electronics Inc.+                                    446,985
      17,000       Whirlpool Corp.                                                967,300
-----------------------------------------------------------------------------------------
                                                                                3,079,920
-----------------------------------------------------------------------------------------
Household Products -- 1.3%
      16,000       Kimberly-Clark Corp.                                           830,880
-----------------------------------------------------------------------------------------
Industrial Conglomerates -- 2.9%
       1,500       Teleflex Inc.                                                   64,695
     104,000       Tyco International Ltd.                                      1,840,800
-----------------------------------------------------------------------------------------
                                                                                1,905,495
-----------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


 3  Smith Barney Classic Values Fund | 2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                     May 31, 2003
================================================================================

   SHARES                             SECURITY                                   VALUE
=========================================================================================
Insurance -- 5.5%
      33,700       The Chubb Corp.                                            $ 2,157,811
      11,500       Everest Re Group, Ltd.                                         839,500
      11,000       PartnerRe Ltd.                                                 584,320
-----------------------------------------------------------------------------------------
                                                                                3,581,631
-----------------------------------------------------------------------------------------
Leisure Equipment and Products -- 3.8%
      43,500       Brunswick Corp.                                                954,825
      48,000       Hasbro, Inc.                                                   768,480
      34,700       Mattel, Inc.                                                   746,397
-----------------------------------------------------------------------------------------
                                                                                2,469,702
-----------------------------------------------------------------------------------------
Machinery -- 3.0%
      43,500       Joy Global Inc.+                                               586,380
      47,000       The Manitowoc Co., Inc.                                        958,800
      13,300       Thomas Industries Inc.                                         391,020
-----------------------------------------------------------------------------------------
                                                                                1,936,200
-----------------------------------------------------------------------------------------
Media -- 6.0%
      35,500       Belo Corp.                                                     830,700
      27,105       Journal Register Co.+                                          493,311
      12,000       Knight-Ridder, Inc.                                            845,280
      14,500       Lee Enterprises, Inc.                                          546,070
      60,500       The Walt Disney Co.                                          1,188,825
-----------------------------------------------------------------------------------------
                                                                                3,904,186
-----------------------------------------------------------------------------------------
Multi-Line Retail -- 2.4%
      67,700       J.C. Penney Co., Inc.                                        1,172,564
      13,000       The Neiman Marcus Group, Inc.+                                 412,750
-----------------------------------------------------------------------------------------
                                                                                1,585,314
-----------------------------------------------------------------------------------------
Oil and Gas -- 1.5%
      51,100       General Maritime Corp.+                                        503,335
      81,000       OMI Corp.+                                                     464,130
-----------------------------------------------------------------------------------------
                                                                                  967,465
-----------------------------------------------------------------------------------------
Paper and Forest Products -- 0.6%
       8,000       Rayonier Inc.                                                  413,040
-----------------------------------------------------------------------------------------
Road and Rail -- 1.7%
      41,400       Arkansas Best Corp.                                          1,097,100
       2,100       Pacer International, Inc.+                                      38,850
-----------------------------------------------------------------------------------------
                                                                                1,135,950
-----------------------------------------------------------------------------------------
Semiconductor Equipment and Products -- 3.4%
     334,600       Atmel Corp.+                                                 1,013,838
      20,500       International Rectifier Corp.+                                 536,690
     141,200       TriQuint Semiconductor, Inc.+                                  655,168
-----------------------------------------------------------------------------------------
                                                                                2,205,696
-----------------------------------------------------------------------------------------
Specialty Retail -- 4.4%
       8,500       The Home Depot, Inc.                                           276,165
     155,000       OfficeMax, Inc.+                                               854,050
      56,200       Payless ShoeSource, Inc.+                                      841,876
      36,000       RadioShack Corp.                                               867,600
-----------------------------------------------------------------------------------------
                                                                                2,839,691
-----------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


 4  Smith Barney Classic Values Fund | 2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                     May 31, 2003
================================================================================

   SHARES                             SECURITY                                   VALUE
=========================================================================================
Textiles and Apparel -- 1.4%
       8,000       Liz Claiborne, Inc.                                        $   271,120
      24,300       Polo Ralph Lauren Corp.                                        643,221
-----------------------------------------------------------------------------------------
                                                                                  914,341
-----------------------------------------------------------------------------------------
                   TOTAL COMMON STOCK
                   (Cost -- $50,669,837)                                       57,709,689
=========================================================================================
   FACE
   AMOUNT                             SECURITY                                   VALUE
=========================================================================================
REPURCHASE AGREEMENT -- 11.5%

$  7,534,000       State Street Bank and Trust Co., 1.170%
                     due 6/2/03; Proceeds at maturity -- $7,534,735;
                     (Fully collateralized by U.S. Treasury Bonds,
                     7.250% due 8/15/22; Market value -- $7,685,856)
                     (Cost -- $7,534,000)                                       7,534,000
=========================================================================================
                   TOTAL INVESTMENTS -- 100.0%
                   (Cost -- $58,203,837*)                                     $65,243,689
=========================================================================================

+     Non-income producing security.
*     Aggregate cost for Federal income tax purposes is substantially the same.

================================================================================
Securities Sold Short (unaudited)                                   May 31, 2003
================================================================================

   SHARES                             SECURITY                                   VALUE
=========================================================================================
       5,100       General Motors Corp.                                       $   215,513
       7,300       JetBlue Airways Corp.+                                         246,740
=========================================================================================
                   TOTAL SECURITIES SOLD SHORT
                   (Proceeds -- $435,374)                                     $   462,253
=========================================================================================

+     Non-income producing security.

                       See Notes to Financial Statements.


 5  Smith Barney Classic Values Fund | 2003 Semi-Annual Report to Shareholders

================================================================================
Statement of Assets and Liabilities (unaudited)                     May 31, 2003
================================================================================

ASSETS:
     Investments, at value (Cost -- $50,669,837)                         $ 57,709,689
     Repurchase agreement, at value (Cost -- $7,534,000)                    7,534,000
     Cash                                                                         889
     Receivable for Fund shares sold                                          885,812
     Deposits with brokers for short sales (Note 5)                           435,374
     Receivable for securities sold                                           403,223
     Dividends and interest receivable                                         37,139
--------------------------------------------------------------------------------------
     Total Assets                                                          67,006,126
--------------------------------------------------------------------------------------

LIABILITIES:
     Short sales, at value (Proceeds -- $435,374) (Note 5)                    462,253
     Payable for securities purchased                                         305,736
     Management fee payable                                                    52,674
     Distribution plan fees payable                                            21,087
     Dividends payable for short sales                                          3,050
     Payable for Fund shares purchased                                          1,500
     Accrued expenses                                                           9,794
--------------------------------------------------------------------------------------
     Total Liabilities                                                        856,094
--------------------------------------------------------------------------------------
Total Net Assets                                                         $ 66,150,032
======================================================================================

NET ASSETS:
     Par value of shares of beneficial interest                          $      5,123
     Capital paid in excess of par value                                   58,961,915
     Accumulated net investment loss                                          (91,684)
     Accumulated net realized gain from investment transactions               261,705
     Net unrealized appreciation of investments and short sales             7,012,973
--------------------------------------------------------------------------------------
Total Net Assets                                                         $ 66,150,032
======================================================================================

Shares Outstanding:
     Class A                                                                1,021,503
     ---------------------------------------------------------------------------------
     Class B                                                                1,922,307
     ---------------------------------------------------------------------------------
     Class L                                                                2,178,667
     ---------------------------------------------------------------------------------
     Class Y                                                                      351
     ---------------------------------------------------------------------------------

Net Asset Value:
     Class A (and redemption price)                                      $      12.92
     ---------------------------------------------------------------------------------
     Class B *                                                           $      12.91
     ---------------------------------------------------------------------------------
     Class L *                                                           $      12.91
     ---------------------------------------------------------------------------------
     Class Y (and redemption price)                                      $      12.92
     ---------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
     Class A (net asset value plus 5.26% of net asset value per share)   $      13.60
     ---------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)   $      13.04
======================================================================================

* Redemption price is NAV of Class B and L shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                       See Notes to Financial Statements.


 6  Smith Barney Classic Values Fund | 2003 Semi-Annual Report to Shareholders

================================================================================
Statement of Operations (unaudited)           For the Period Ended May 31, 2003+
================================================================================

INVESTMENT INCOME:
     Dividends                                                                        $    60,665
     Interest                                                                              17,445
--------------------------------------------------------------------------------------------------
     Total Investment Income                                                               78,110
--------------------------------------------------------------------------------------------------

EXPENSES:
     Management fee (Note 2)                                                               76,461
     Distribution plan fees (Note 6)                                                       65,332
     Audit and legal                                                                        7,271
     Shareholder communications (Note 6)                                                    7,002
     Custody                                                                                3,977
     Dividends on short sales                                                               3,050
     Registration fees                                                                      2,873
     Shareholder servicing fees (Note 6)                                                    1,945
     Trustees' fees                                                                         1,650
     Other                                                                                    233
--------------------------------------------------------------------------------------------------
     Total Expenses                                                                       169,794
--------------------------------------------------------------------------------------------------
Net Investment Loss                                                                       (91,684)
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND SHORT SALES (NOTES 3 AND 5):
     Realized Gain From Investment Transactions (excluding short-term investments):
       Proceeds from sales                                                              1,381,553
       Cost of securities sold                                                          1,119,848
--------------------------------------------------------------------------------------------------
     Net Realized Gain                                                                    261,705
--------------------------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments and Short Sales:
       Beginning of period                                                                     --
       End of period                                                                    7,012,973
--------------------------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation                                            7,012,973
--------------------------------------------------------------------------------------------------
Net Gain on Investments and Short Sales                                                 7,274,678
--------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                                $ 7,182,994
==================================================================================================

+     For the period April 14, 2003 (commencement of operations) to May 31,
      2003.

                       See Notes to Financial Statements.


 7  Smith Barney Classic Values Fund | 2003 Semi-Annual Report to Shareholders

================================================================================
Statement of Changes in Net Assets (unaudited)
                                              For the Period Ended May 31, 2003+
================================================================================

OPERATIONS:
     Net investment loss                                           $    (91,684)
     Net realized gain                                                  261,705
     Increase in net unrealized appreciation                          7,012,973
--------------------------------------------------------------------------------
     Increase in Net Assets From Operations                           7,182,994
--------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 7):
     Net proceeds from sale of shares                                59,452,180
     Cost of shares reacquired                                         (485,142)
--------------------------------------------------------------------------------
     Increase in Net Assets From Fund Share Transactions             58,967,038
--------------------------------------------------------------------------------
Increase in Net Assets                                               66,150,032

NET ASSETS:
     Beginning of period                                                     --
--------------------------------------------------------------------------------
     End of period*                                                $ 66,150,032
================================================================================
* Includes accumulated net investment loss of:                     $    (91,684)
================================================================================

+     For the period April 14, 2003 (commencement of operations) to May 31,
      2003.

                       See Notes to Financial Statements.


 8  Smith Barney Classic Values Fund | 2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

Smith Barney Classic Values Fund ("Fund"), a separate investment fund of the Smith Barney Investment Trust ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and five other separate investment funds: Smith Barney Mid Cap Core Fund, Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund and Smith Barney S&P 500 Index Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between the closing bid and asked prices. Investments in securities for which market quotations are not available are valued at fair value as determined in good faith by or with the direction of the Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income earned on investments and dividend expense incurred on short sales is recorded on the ex-dividend date except that foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) direct expenses are charged to each class; management fee and general Fund expenses are allocated on the basis of relative net assets by class; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and
(j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 1.00% of the average daily net assets. This fee is calculated daily and paid monthly.

SBFM has entered into a sub-advisory agreement with Olstein & Associates, L.P. ("Olstein"). Pursuant to the sub-advisory agreement, Olstein is responsible for the day-to-day fund operations and investment decisions for the Fund and is compensated by SBFM for such services at the annual rate of 0.50% of the average daily net assets up to $1.5 billion, and 0.40% of the average daily net assets in excess of $1.5 billion.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. For the period ended May 31, 2003, the Fund paid transfer agent fees of $2,060 to CTB.


 9  Smith Barney Classic Values Fund | 2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Citigroup Global Markets Inc. ("CGM") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. In addition, CGM and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the period ended May 31, 2003, CGM and its affiliates received brokerage commissions of $5,755.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the period ended May 31, 2003, CGM and its affiliates received sales charges of approximately $249,000 on sales of the Fund's Class A shares. In addition, for the period ended May 31, 2003, CDSCs paid to CGM and its affiliates were approximately $6,000 for Class B shares.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the period ended May 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                            $51,789,685
--------------------------------------------------------------------------------
Sales                                                                  1,381,553
================================================================================

At May 31, 2003, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $ 7,149,834
Gross unrealized depreciation                                          (109,982)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 7,039,852
================================================================================

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Short Sales of Securities

A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.


 10 Smith Barney Classic Values Fund | 2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

6. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the period ended May 31, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                           Class A        Class B       Class L
================================================================================
Distribution Plan Fees                     $3,707         $27,529       $34,096
================================================================================

For the period ended May 31, 2003, total Shareholder Servicing fees were as follows:

                                       Class A    Class B     Class L    Class Y
================================================================================
Shareholder Servicing Fees              $166       $882        $897        $0*
================================================================================

* Amount represents less than $1.00.

For the period ended May 31, 2003, total Shareholder Communication expenses were as follows:

                                       Class A    Class B     Class L    Class Y
================================================================================
Shareholder Communication Expenses     $1,018     $2,758      $3,224      $2
================================================================================

7. Shares of Beneficial Interest

At May 31, 2003, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                                       Period Ended
                                                       May 31, 2003+
                                               -----------------------------
                                                Shares             Amount
================================================================================
Class A
Shares sold                                    1,044,998        $12,087,340
Shares reacquired                                (23,495)          (290,880)
-------------------------------------------------------------------------------
Net Increase                                   1,021,503        $11,796,460
================================================================================
Class B
Shares sold                                    1,935,486        $22,379,045
Shares reacquired                                (13,179)          (155,260)
-------------------------------------------------------------------------------
Net Increase                                   1,922,307        $22,223,785
================================================================================
Class L
Shares sold                                    2,181,879        $24,981,883
Shares reacquired                                 (3,212)           (39,002)
-------------------------------------------------------------------------------
Net Increase                                   2,178,667        $24,942,881
================================================================================
Class Y
Shares sold                                          351          $   3,912
-------------------------------------------------------------------------------
Net Increase                                         351          $   3,912
================================================================================

+     For the period April 14, 2003 (inception date) to May 31, 2003.


 11 Smith Barney Classic Values Fund | 2003 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights
================================================================================

For a share of each class of beneficial interest outstanding throughout the period ended May 31:

                                             Class A Shares     Class B Shares
                                             --------------     --------------
                                               2003(1)(2)         2003(1)(2)
================================================================================
Net Asset Value, Beginning of Period           $    11.40         $    11.40
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                               (0.01)             (0.02)
  Net realized and unrealized gain                   1.53               1.53
--------------------------------------------------------------------------------
Total Income From Operations                         1.52               1.51
--------------------------------------------------------------------------------
Net Asset Value, End of Period                 $    12.92         $    12.91
--------------------------------------------------------------------------------
Total Return                                        13.33%++           13.25%++
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $   13,201         $   24,817
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                           1.61%+             2.42%+
  Net investment loss                               (0.56)+            (1.38)+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                 3%                 3%
================================================================================

                                             Class L Shares     Class Y Shares
                                             --------------     --------------
                                               2003(1)(2)         2003(1)(2)
================================================================================
Net Asset Value, Beginning of Period           $    11.40         $    11.40
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                               (0.02)             (0.01)
  Net realized and unrealized gain                   1.53               1.53
--------------------------------------------------------------------------------
Total Income From Operations                         1.51               1.52
--------------------------------------------------------------------------------
Net Asset Value, End of Period                 $    12.91         $    12.92
--------------------------------------------------------------------------------
Total Return                                        13.25%++           13.33%++
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $   28,127         $        5
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                           2.41%+             1.60%+
  Net investment loss                               (1.38)+            (0.67)+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                 3%                 3%
================================================================================

(1)   For the period April 14, 2003 (inception date) to May 31, 2003
      (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


 12 Smith Barney Classic Values Fund | 2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
SMITH BARNEY
CLASSIC VALUES FUND
--------------------------------------------------------------------------------

TRUSTEES

Herbert Barg
Dwight B. Crane
Burt N. Dorsett
R. Jay Gerken, CFA
  Chairman
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Cornelius C. Rose, Jr.

OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Robert A. Olstein
Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

INVESTMENT MANAGER

Smith Barney Fund Management LLC

SUB-ADVISER

Olstein & Associates, L.P.

DISTRIBUTORS

Citigroup Global Markets Inc.
PFS Distributors, Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENTS

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

Primerica Shareholder Services
P.O. Box 9662
Providence, Rhode Island
02940-9662

--------------------------------------------------------------------------------
Smith Barney Classic Values Fund
--------------------------------------------------------------------------------

This report is submitted for the general information of shareholders of Smith Barney Investment Trust -- Smith Barney Classic Values Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after August 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY CLASSIC VALUES FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC


FD02793 7/03                                                             03-5141

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a) Not applicable.

         (b) Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Trust

By:     /s/ R. Jay Gerken
        R. Jay Gerken
        Chief Executive Officer of
        Smith Barney Investment Trust

Date:   July 31, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ R. Jay Gerken
        (R. Jay Gerken)
        Chief Executive Officer of
        Smith Barney Investment Trust


Date:   July 31, 2003

By:     /s/ Richard Peteka
        (Richard Peteka)
        Chief Financial Officer of
        Smith Barney Investment Trust

Date:   July 31, 2003